JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS - 97.3%

Australia - 2.7%
BHP Group plc	3,176	102,839

Belgium - 2.1%
KBC Group NV	988	79,532

Canada - 3.9%
Canadian National Railway Co.	607	65,996
Toronto-Dominion Bank (The)	1,266	84,198

		150,194

China - 5.7%
Alibaba Group Holding Ltd.*	3,432	83,816
Bilibili, Inc., ADR*(a)	420	35,930
Tencent Holdings Ltd.	1,656	99,852

		219,598

Denmark - 3.8%
Novo Nordisk A/S, Class B	1,101	101,956
Orsted A/S(a)(b)	299	44,382

		146,338

Finland - 1.7%
Kone OYJ, Class B	781	64,699

France - 8.6%
Capgemini SE	291	62,926
L’Oreal SA	166	75,806
LVMH Moet Hennessy Louis Vuitton SE	151	120,668
Vinci SA	652	69,054

		328,454

Germany - 5.4%
adidas AG	191	69,490
Allianz SE (Registered)	332	82,455
Volkswagen AG (Preference)	223	54,345

		206,290

Hong Kong - 5.5%
AIA Group Ltd.	9,729	116,415
Hong Kong Exchanges & Clearing Ltd.	1,479	94,522

		210,937

India - 3.1%
HDFC Bank Ltd., ADR	1,651	116,533

Indonesia - 1.4%
Bank Central Asia Tbk. PT	25,216	52,054

Japan - 6.3%
Keyence Corp.	124	69,180
Kyowa Kirin Co. Ltd.	1,172	38,137
SMC Corp.	88	52,314
Sony Group Corp.	781	81,588

		241,219

Netherlands - 3.4%
ASML Holding NV	169	129,065

Singapore - 1.2%
DBS Group Holdings Ltd.	2,076	46,444

South Africa - 2.1%
Anglo American plc	1,839	81,506

South Korea - 6.9%
Delivery Hero SE*(b)	468	69,950
LG Chem Ltd.	74	54,040
Samsung Electronics Co. Ltd.	2,045	139,759

		263,749

Spain - 3.2%
Cellnex Telecom SA(b)	873	56,910
Iberdrola SA	5,387	64,838
Iberdrola SA*	135	1,621

		123,369

Sweden - 3.5%
Atlas Copco AB, Class A(a)	1,017	68,847
Svenska Handelsbanken AB, Class A	5,613	63,258

		132,105

Switzerland - 8.3%
Holcim Ltd.*	1,155	67,689
Lonza Group AG (Registered)	83	64,971
Nestle SA (Registered)	953	120,619
SGS SA (Registered)	19	62,779

		316,058

Taiwan - 4.6%
Sea Ltd., ADR*	261	72,162
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	900	104,959

		177,121

United Kingdom - 9.7%
Diageo plc	2,496	123,783
Linde plc	236	72,510
London Stock Exchange Group plc	391	40,797
Persimmon plc	1,485	59,909
RELX plc	2,489	73,932

		370,931

United States - 4.2%
Ferguson plc	608	85,293
Schneider Electric SE	451	75,538

		160,831

TOTAL COMMON STOCKS (Cost $2,736,760)		3,719,866

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENT COMPANIES - 1.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(c)(d)(Cost $62,929)	62,898	62,929

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	25,233	25,233

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	6,096	6,096

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $31,329)		31,329

TOTAL SHORT-TERM INVESTMENTS (Cost $94,258)		94,258

Total Investments - 99.8% (Cost $2,831,018)		3,814,124
Other Assets Less Liabilities - 0.2%		7,340

Net Assets - 100.0%		3,821,464

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS

Banks	11.6%
Semiconductors & Semiconductor Equipment	6.1
Insurance	5.2
Textiles, Apparel & Luxury Goods	5.0
Machinery	4.9
Metals & Mining	4.8
Internet & Direct Marketing Retail	4.0
Household Durables	3.7
Pharmaceuticals	3.7
Technology Hardware, Storage & Peripherals	3.7
Professional Services	3.6
Capital Markets	3.6
Chemicals	3.3
Beverages	3.2
Food Products	3.2
Electric Utilities	2.9
Entertainment	2.8
Interactive Media & Services	2.6
Trading Companies & Distributors	2.2
Personal Products	2.0
Electrical Equipment	2.0
Electronic Equipment, Instruments & Components	1.8
Construction & Engineering	1.8
Construction Materials	1.8
Road & Rail	1.7
Life Sciences Tools & Services	1.7
IT Services	1.7
Diversified Telecommunication Services	1.5
Automobiles	1.4
Short-Term Investments	2.5

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $29,302.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities

Common Stocks
Australia	$–	$102,839	$–	$102,839
Belgium	–	79,532	–	79,532
Canada	150,194	–	–	150,194
China	35,930	183,668	–	219,598
Denmark	–	146,338	–	146,338
Finland	–	64,699	–	64,699
France	–	328,454	–	328,454
Germany	–	206,290	–	206,290
Hong Kong	–	210,937	–	210,937
India	116,533	–	–	116,533
Indonesia	–	52,054	–	52,054
Japan	–	241,219	–	241,219
Netherlands	–	129,065	–	129,065
Singapore	–	46,444	–	46,444
South Africa	–	81,506	–	81,506
South Korea	–	263,749	–	263,749
Spain	–	123,369	–	123,369
Sweden	–	132,105	–	132,105
Switzerland	–	316,058	–	316,058
Taiwan	177,121	–	–	177,121
United Kingdom	–	370,931	–	370,931
United States	–	160,831	–	160,831
Total Common Stocks	479,778	3,240,088	–	3,719,866

Short-Term Investments
Investment Companies	62,929	–	–	62,929
Investment of Cash Collateral from Securities Loaned	31,329	–	–	31,329
Total Short-Term Investments	94,258	–	–	94,258
Total Investments in Securities	$574,036	$3,240,088	$–	$3,814,124

JPMorgan International Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$41,452	$848,196	$826,711	$(12)	$4		$62,929	62,898	$36	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	70,236	462,000	507,000	(3)	—	(c)	25,233	25,233	19	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	8,292	200,168	202,364	—	—		6,096	6,096	1	—

Total	$119,980	$1,510,364	$1,536,075	$(15)	$4		$94,258		$56	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.